Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net loss	$ (558,974)	$ (931,290)	$ (1,169,425)	$ (716,943)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense	32,250	67,884	68,108	155,361
Common stock issued as commitment fee	0	0	10,480	0
Common stock issued for services	254,410	255,275	611,125	5,900
Depreciation expense	0	0	2,262	3,623
Loss (gain) on settlement of debt	(23,577)	(24,125)	(2,754)	0
Loss on change in fair value of derivative liabilities	29,168	88,501	129,918	202,193
Penalty on default of convertible debt	0	18,000	0	0
Gain on legal settlement	0	(50,000)	0	0
Changes in operating assets and liabilities:
Amounts receivable	0	0	302	(302)
Deferred financing costs	0	0	1,527	1,464
Accounts payable and accrued liabilities	(32,454)	49,621	17,152	38,029
Due to related parties	122,224	145,382	85,060	0
Net cash used in operating activities	(176,953)	(380,752)	(246,245)	(310,675)
Financing Activities
Proceeds from issuance of common shares and share subscriptions	55,000	385,000	50,000	300,000
Proceeds from issuance of convertible debt	0	30,000	48,500	186,000
Proceeds from issuance of notes payable	110,500	0	0	0
Repayments of convertible debt	0	0	0	(13,780)
Repayments to related parties	0	0	0	(100)
Net cash provided by financing activities	165,500	415,000	98,500	472,120
Change in cash	(11,453)	34,248	(147,745)	161,445
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	51,311	17,063	164,808	3,363
Cash and Cash Equivalents, at Carrying Value, Ending Balance	39,858	51,311	17,063	164,808
Non-cash Investing and Financing Activities
Common stock issued to settle debt and accrued interest	95,182	247,068	747,578	442,282
Common stock issued for share subscriptions	0	120,000	0	0
Supplemental Disclosures
Interest paid	0	0	0	0
Income tax paid	$ 0	$ 0	$ 0	$ 0